Stock-based Compensation - Performance Unit Awards - General Information (Details) - Performance Unit Awards $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares
Stock-based Compensation
Performance period (in years)	3 years
Estimated final value upon vesting | $	$ 1.3
Fair value | $	$ 1.2
Minimum
Stock-based Compensation
Vested (in dollars per share) | $ / shares	$ 0.00
Maximum
Stock-based Compensation
Vested (in dollars per share) | $ / shares	$ 200.00